Securities, 424I - Securities, 424I: 1	Nov. 06, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock
Fee Rate	13810.00%
Amount of Registration Fee	$ 27,620